Revenue and Other Income (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of analysis of revenue
An analysis of revenue is as follows:

	Six months ended June 30,
	2021	2022
	HK$	HK$
Revenue from contracts with customers
Investment banking
Investment banking fee and income	291,497,733	435,985,156

Asset management
Management fee and performance-based incentive fee	42,543,660	9,352,544
Brokerage and handling fees	16,984,991	29,177,645
Others	496,168	285,598

	60,024,819	38,815,787
Digital solutions and other services
Digital solutions and other services income	—	56,018,141

Fashion and luxury media advertising and marketing services
Fashion and luxury media advertising and marketing services income	—	7,667,252

	351,522,552	538,486,336

Revenue from other sources
Strategic investments
Dividend income	48,711,208	50,213,509
Gain related to disposed investments	119,113,730	—

	167,824,938	50,213,509

Net fair value changes on financial assets at fair value through profit or loss and stock loan
-from listed equity shares, at quoted price	36,005,365	(300,371,893)
-from unlisted equity shares and movie income right investments	204,001,440	158,863,341

Total net fair value changes on financial assets at fair value through profit or loss and stock loan	240,006,805	(141,508,552)

Net fair value changes on derivative financial asset s
-from derivative financial asset s	(36,005,365)	475,415,376

	204,001,440	333,906,824

Total revenue	723,348,930	922,606,669

Summary of revenue from contracts with customers
For the six months ended June 30, 2021

Segments	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Investment banking
Underwriting commission and brokerage fee	21,904,493	—	—	21,904,493
Financial advisory fee	269,593,240	—	—	269,593,240
Asset management
Management fee and performance
-based incentive fee	—	42,543,660	—	42,543,660
Brokerage and handling fee	—	16,984,991	—	16,984,991
Strategic investment
Net fair value changes on financial assets at fair value through profit or loss and stock loan	—	—	240,006,805	240,006,805
Net fair value changes on derivative financial asset s	—	—	(36,005,365)	(36,005,365)
Gain related to disposed investment	—	—	119,113,730	119,113,730
Dividend income	—	—	48,711,208	48,711,208
Others	—	496,168	—	496,168

Total	291,497,733	60,024,819	371,826,378	723,348,930

For the six months ended June 30, 2022

Segments	Investment banking	Asset management	Digital solutions and other services 1	Fashion and luxury media advertising and marketing services 2	Strategic investment	Total
	HK$	HK$	HK$	HK$	HK$	HK$

Investment banking
Underwriting commission and brokerage fee	89,585,893	—	—	—	—	89,585,893
Financial advisory fee	346,399,263	—	—	—	—	346,399,263
Asset management
Management fee and performance -based incentive fee	—	9,352,544	—	—	—	9,352,544
Brokerage and handling fee	—	29,177,645	—	—	—	29,177,645
Digital solutions and other services
Insurance brokerage services	—	—	1,549,561	—	—	1,549,561
Digital solutions	—	—	54,468,580	—	—	54,468,580
Fashion and luxury media advertising and marketing services
Fashion and luxury media advertising and marketing services	—	—	—	7,667,252	—	7,667,252
Strategic investment
Net fair value changes on financial assets at fair value through profit or loss and stock loan	—	—	—	—	(141,508,552)	(141,508,552)
Net fair value changes on derivative financial asset s	—	—	—	—	475,415,376	475,415,376
Dividend income	—	—	—	—	50,213,509	50,213,509
Others	—	285,598	—	—	—	285,598

Total	435,985,156	38,815,787	56,018,141	7,667,252	384,120,333	922,606,669

1	Digital solutions and other services segment represents the business of AMTD Digital which was acquired in February 2022.
2	Fashion and luxury media advertising and marketing services segment represents the business of L’Officiel Inc. SAS (“L’Officiel”) which was acquired in April 2022.

Summary of other income
Other income

	Six months ended June 30,
	2021	2022
	HK$	HK$

Bank interest income	8,092	8,018
Other interest income	—	18,221,862
Interest income from the immediate holding company	67,143,011	24,286,310
Others	4,349,813	15,087,263

	71,500,916	57,603,453

Summary of timing of revenue recognition

Segments	Investment banking	Asset management	Total
	HK$	HK$	HK$
Timing of revenue recognition
Services transferred at a point in time	291,259,872	17,481,159	308,741,031
Services transferred over time	237,861	42,543,660	42,781,521

Total revenue from contracts with customers	291,497,733	60,024,819	351,522,552

Segments	Investment banking	Asset management	Digital solutions and other services	Fashion and luxury media advertising and marketing services	Total
	HK$	HK$	HK$	HK$	HK$

Timing of revenue recognition
Services transferred at a point in time	435,985,156	29,463,243	1,549,561	7,667,252	474,665,212
Services transferred over time	—	9,352,544	54,468,580	—	63,821,124

Total revenue from contracts with customers	435,985,156	38,815,787	56,018,141	7,667,252	538,486,336